Organization, Basis of Presentation and Significant Accounting Policies	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization, Basis of Presentation and Significant Accounting Policies

Note 1. Organization, Basis of Presentation and Significant Accounting Policies

Nature of Business and Basis of Presentation

Mindpix Corporation (referred to herein as the “Company”) was originally incorporated in the State of Delaware in 1988, redomiciled in the State of Nevada in 2004, and is a media company that focuses on proprietary technology, music and multi-media global content. In 2011, the Company intended to consummate a reverse merger transaction with Emax Media, Inc. Since May 31, 2011, the intended effective date of the reverse merger, through April 2013, management of Emax Media, Inc. and its affiliates acted as officers of the Company. The Company has determined that the reverse merger was not perfected. Accordingly, these consolidated financial statements are presented on a stand-alone basis.

Going Concern and Liquidity

The Company has a working capital deficiency of $941,348 and an accumulated deficit of $16,427,055 as of September 30, 2013. The Company has no recurring sources of revenue or liquidity and incurred a net loss attributable to Mindpix Corporation and net cash used in operations of $2,988,202 and $702,278, respectively, during 2012. Management will require additional equity or debt financing to finance its operations. There can be no assurance that such funding will be available to the Company on acceptable terms. These conditions raise substantial doubt about the Company’s ability to continue as a going concern. The Company has not made any adjustments that might result from the outcome of this uncertainty.

Management Plans – The Company is focusing its efforts on:

●	Developing new business,

●	identifying strategic partnerships that will enhance its service offerings, and

●	seeking sources of debt and equity financing.

Management believes that these efforts will allow the Company to continue as a going concern for the foreseeable future.

Interim Financial Statements

In the opinion of management, the accompanying unaudited condensed consolidated financial statements of the Company contain all adjustments necessary to present fairly the Company’s financial position as of September 30, 2013 and its results of operations and cash flows for the nine months ended September 30, 2013 and 2012. The accompanying unaudited interim financial statements have been prepared in accordance with guidance for interim consolidated financial statements and therefore do not include all information and footnotes required by accounting principles generally accepted in the United States of America. The results of operations for the nine months ended September 30, 2013 are not necessarily indicative of the results to be expected for the full year.

Principles of Consolidation and Non-controlling Interest

The accompanying consolidated financial statements include the accounts of the Company and its majority-owned subsidiary, New Beginnings Concert 2012, LLC (“New Beginnings), which was organized in the state of Florida in November 2012 for the purpose of producing a concert event in Florida in December 2012. The Company owns a 66% interest in New Beginnings. Amounts attributable to the non-controlling members in New Beginnings are presented as non-controlling interest in subsidiary on the accompanying consolidated balance sheets and net loss attributable to non-controlling interest on the accompanying consolidated statements of operations. All significant intercompany balances and transactions have been eliminated in consolidation.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Although these estimates are based on the Company’s knowledge of current events and actions that the Company may undertake in the future, actual results could differ from those estimates. The Company’s most significant estimates include those made in connection with stock based transactions.

Cash and Cash Equivalents

For the purposes of the balance sheet and statement of cash flows, the Company considers all amounts on deposit with financial institutions and highly liquid investments with original maturities at time of purchase of three months or less to be cash equivalents.

Property and Equipment

Property and equipment are stated at cost less accumulated depreciation. Depreciation is calculated using the straight-line method over the estimated useful lives of 7 years for furniture and 3 years for computer equipment. Depreciation expense totaled $81 for the nine months ended September 30, 2013. No depreciation expense was recognized for the nine months ended September 30, 2012 because all of the Company’s property and equipment was acquired during the nine months ended September 30, 2013.

Due from Emax Media, Inc. and Affiliates (Contra-Equity)

The Company accounted for common stock issued in settlement of obligations of Emax Media, Inc. and its affiliates as contra-equity included in Due from Emax Media, Inc. and Affiliates in the deficiency section of the accompanying consolidated balance sheets.

Stock-based Compensation

The Company recognizes stock-based compensation by measuring the cost of services to be rendered based on the grant-date fair value of the equity award. No equity awards were granted to non-employees for future services. The grant date fair value of the equity-awards granted was estimated based on the quoted trading price of the Company’s common stock and is recognized as expense over the vesting period, if any.

Fair Value of Financial Instruments and Fair Value Measurements

The Company measures its financial and non-financial assets and liabilities, as well as makes related disclosures, in accordance with ASC Topic 820, Fair Value Measurements and Disclosures (“ASC Topic 820”). For certain of our financial instruments, including cash, accounts payable and due to related parties, the carrying amounts approximate fair value due to their short maturities. Amounts recorded for note payable and convertible debt, net of discounts, also approximate fair value because current interest rates available to the Company for debt with similar terms and maturities are substantially the same.

ASC Topic 820 provides guidance with respect to valuation techniques to be utilized in the determination of fair value of assets and liabilities. Approaches include, (i) the market approach (comparable market prices), (ii) the income approach (present value of future income or cash flow), and (iii) the cost approach (cost to replace the service capacity of an asset or replacement cost). ASC Topic 820 utilizes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The following is a brief description of those three levels:

Level 1:	Observable inputs such as quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2:	Inputs other than quoted prices that are observable, either directly or indirectly. These include quoted prices for similar assets or liabilities in active markets and quoted prices for identical or similar assets or liabilities in markets that are not active.

Level 3:	Unobservable inputs in which little or no market data exists, therefore developed using estimates and assumptions developed by us, which reflect those that a market participant would use.

Income Taxes

Deferred tax assets and liabilities are determined based on the differences between the financial reporting and tax bases of assets and liabilities using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. A valuation allowance is established when necessary to reduce deferred tax assets to the amounts expected to be realized.

The Company accounts for income taxes under the provisions of Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 740, “Accounting for Income Taxes.” It prescribes a recognition threshold and measurement attributes for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. As a result, the Company has applied a more-likely-than-not recognition threshold for all tax uncertainties. The guidance only allows the recognition of those tax benefits that have a greater than 50% likelihood of being sustained upon examination by the various taxing authorities. The Company’s tax years since 2004 remain subject to examination by Federal and state jurisdictions.

The Company classifies penalties and interest related to unrecognized tax benefits as income tax expense in the Consolidated Statements of Operations.

Earnings Per Share

Basic earnings per share is calculated based on income available to common stockholders and the weighted-average number of shares outstanding during the reporting period. Diluted earnings per share is calculated based on income available to common stockholders and the weighted-average number of common and potential common shares outstanding during the reporting period. The Company’s potentially dilutive securities, consisted of 60,000,000 shares underlying convertible debt, were anti-dilutive for the nine months ended September 30, 2013, and excluded from the calculation of diluted earnings per share.

Subsequent Events

The Company has evaluated subsequent events through February 14, 2014, which is also the date the financial statements were available to be issued.

Recently Issued Accounting Standards

Management has reviewed and continues to monitor the actions of the various financial and regulatory reporting agencies and is currently not aware of any proposed or pending pronouncements that could have a material impact on the Company’s financial position, results of operations or cash flows.

Note 1. Organization, Basis of Presentation and Significant Accounting Policies

Nature of Business and Basis of Presentation

Mindpix Corporation (referred to herein as the “Company”) was originally incorporated in the State of Delaware in 1988, re-domiciled in the State of Nevada in 2004, and is media company that focuses on proprietary technology, music and multi-media global content. In 2011, the Company intended to consummate a reverse merger transaction with Emax Media, Inc. Since May 31, 2011, the intended effective date of the reverse merger, through April 2013, management of Emax Media, Inc. and its affiliates acted as officers of the Company. The Company has determined that the reverse merger was not perfected.

Going Concern and Liquidity

The Company has a working capital deficiency of $793,176 and an accumulated deficit of $13,438,853 as of December 31, 2012. The Company has no recurring sources of revenue or liquidity and incurred a net loss attributable to Mindpix Corporation and net cash used in operations of $4,694,675 and $543,963, respectively, during 2012. Management will require additional equity or debt financing to finance its operations. There can be no assurance that such funding will be available to the Company on acceptable terms. These conditions raise substantial doubt about the Company’s ability to continue as a going concern. The Company has not made any adjustments that might result from the outcome of this uncertainty.

Management Plans – The Company is focusing its efforts on:

●	Developing new business,

●	identifying strategic partnerships that will enhance its service offerings, and

●	seeking sources of debt and equity financing.

Management believes that these efforts will allow the Company to continue as a going concern for the foreseeable future.

Principles of Consolidation and Non-Controlling Interest

The accompanying consolidated financial statements include the accounts of the Company and its majority-owned subsidiary, New Beginnings Concert 2012, LLC (“New Beginnings), which was organized in the state of Florida in November 2012 for the purpose of producing a concert event in Florida in December 2012. The Company did not recognize any revenues from the concert event due to minimal proceeds, all of which were retained by a payment processing subcontractor because minimum proceeds were not received. The Company owns a 66% interest in New Beginnings. Amounts attributable to the non-controlling members in New Beginnings are presented as non-controlling interest in subsidiary on the accompanying consolidated balance sheets and net loss attributable to non-controlling interest on the accompanying consolidated statements of operations. All significant intercompany balances and transactions have been eliminated in consolidation.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Although these estimates are based on the Company’s knowledge of current events and actions that the Company may undertake in the future, actual results could differ from those estimates. As discussed below, the Company’s most significant estimates include those made in connection with stock based transactions, and the valuation of music licensing rights.

Cash and Cash Equivalents

For the purposes of the balance sheet and statement of cash flows, the Company considers all amounts on deposit with financial institutions and highly liquid investments with original maturities at time of purchase of three months or less to be cash equivalents.

Licensing Rights

Intangible assets, which consisted solely of music license rights, are stated at cost less accumulated amortization. For intangible assets with finite lives, consisting of music license rights, amortization is computed using the straight-line method over the term of the related license agreement. All intangible assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of such assets may not be recoverable. An impairment loss is recognized if the carrying amount of the asset exceeds its fair value. During the year ended December 31, 2011, the Company recognized an impairment loss equal to the total purchase price of the music rights of $1,600,000 because management determined that the underlying library had no value to the Company due to its inability to perfect its rights to the library.

Due from Emax Media, Inc. and Affiliates (Contra-Equity)

The Company accounted for common stock issued in settlement of obligations of Emax Media, Inc. and its affiliates as contra-equity included in Due from Emax Media, Inc. and Affiliates in the deficiency section of the accompanying consolidated balance sheets.

Stock-based Compensation

The Company recognizes stock-based compensation by measuring the cost of services to be rendered based on the grant-date fair value of the equity award. No equity awards were granted to non-employees for future services. The grant date fair value of the equity-awards granted was estimated based on the quoted trading price of the Company’s common stock and is recognized as expense over the vesting period, if any.

Fair Value of Financial Instruments

The carrying amount of the Company’s financial instruments consisting of accounts payable, notes payable and accrued interest, and amounts due to related parties approximate fair value due to their short term nature.

Income Taxes

Deferred tax assets and liabilities are determined based on the differences between the financial reporting and tax bases of assets and liabilities using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. A valuation allowance is established when necessary to reduce deferred tax assets to the amounts expected to be realized.

The Company accounts for income taxes under the provisions of Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 740, “Accounting for Income Taxes.” It prescribes a recognition threshold and measurement attributes for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. As a result, the Company has applied a more-likely-than-not recognition threshold for all tax uncertainties. The guidance only allows the recognition of those tax benefits that have a greater than 50% likelihood of being sustained upon examination by the various taxing authorities. The Company’s tax years since 2004 remain subject to examination by Federal and state jurisdictions. The Company classifies penalties and interest related to unrecognized tax benefits as income tax expense in the Consolidated Statements of Operations.

Earnings Per Share

Basic earnings per share is calculated based on income available to common stockholders and the weighted-average number of shares outstanding during the reporting period. Diluted earnings per share is calculated based on income available to common stockholders and the weighted-average number of common and potential common shares outstanding during the reporting period. The Company’s potentially dilutive securities, consisting of options to acquire 12,000,000 and 10,000,000 shares of common stock, were anti-dilutive for the years ended December 31, 2012 and 2011, respectively, and excluded from the calculation of diluted earnings per share.

Subsequent Events

The Company has evaluated subsequent events through February 14, 2014, which is also the date the financial statements were available to be issued.

Recently Issued Accounting Standards

Management has reviewed and continues to monitor the actions of the various financial and regulatory reporting agencies and is currently not aware of any proposed or pending pronouncements that could have a material impact on the Company’s financial position, results of operations or cash flows.